Consolidated Statements of Changes in Shareholders’ Equity/(Deficit) - USD ($)	Number of shares	Share capital	Warrants Reserve	Reserves	Accumulated Deficit	Total
Balance at Mar. 31, 2022		$ 4,537,055		$ 255,188	$ (3,093,543)	$ 1,698,700
Balance (in Shares) at Mar. 31, 2022
Psyence Group Inc contribution		1,397,086				1,397,086
Net profit (loss) for the year					(3,206,403)	(3,206,403)
Other comprehensive income (loss)				(89,828)		(89,828)
Balance at Mar. 31, 2023		5,934,141		165,360	(6,299,946)	(200,445)
Balance (in Shares) at Mar. 31, 2023
Issuance of shares to Psyence Group Inc
Issuance of shares to Psyence Group Inc (in Shares)	8,365
Issuance of shares to NCAC shareholders		37,336,416				37,336,416
Issuance of shares to NCAC shareholders (in Shares)	13,040
Issuance of shares for debt settlement		718,500				718,500
Issuance of shares for debt settlement (in Shares)	251
Issuance of shares to third party advisors		2,136,340				2,136,340
Issuance of shares to third party advisors (in Shares)	746
Net profit (loss) for the year					(51,159,048)	(51,159,048)
Other comprehensive income (loss)				195,697		195,697
Balance at Mar. 31, 2024		46,125,397		361,057	(57,458,994)	(10,972,540)
Balance (in Shares) at Mar. 31, 2024	22,402
Issuance of shares to third party advisors		$ 241,379				241,379
Issuance of shares to third party advisors (in Shares)	586	586
Issuance of shares for convertible note		$ 4,617,286				4,617,286
Issuance of shares for convertible note (in Shares)	38,156	38,156
Issuance of warrants			682,482			682,482
Issuance of shares for ELOC, net of issuance costs		6,410,395				6,410,395
Issuance of shares for ELOC, net of issuance costs (in Shares)	222,292
Issuance of shares for warrant exchange		$ 192,060				192,060
Issuance of shares for warrant exchange (in Shares)	1,104	1,104
Issuance of shares for promissory notes		$ 2,084,927				2,084,927
Issuance of shares for promissory notes (in Shares)	99,540
Issuance of shares for Psyence Labs Ltd shares		$ 722,033				722,033
Issuance of shares for Psyence Labs Ltd shares (in Shares)	35,594	35,594
Issuance of units for PIPE financing, net of issuance costs		$ 273,179	1,468,872			1,742,051
Issuance of units for PIPE financing, net of issuance costs (in Shares)	47,679	47,679
Issuance of shares for warrant conversion		$ 1,085,649	(1,085,649)
Issuance of shares for warrant conversion (in Shares)	100,668
Net profit (loss) for the year					1,011,790	1,011,790
Other comprehensive income (loss)				(9,859)		(9,859)
Balance at Mar. 31, 2025		$ 61,752,305	$ 1,065,705	$ 351,198	$ (56,447,204)	$ 6,722,004
Balance (in Shares) at Mar. 31, 2025	568,021